CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 49,145	$ 35,678
Restricted cash	546	671
Accounts receivable, net of allowance of $5,388 and $5,383, respectively	266,052	203,778
Inventory, net (Note 4)	107,909	157,485
Costs and estimated earnings in excess of billings on uncompleted contracts (Note 5)	40,695	21,299
Other current assets	38,707	51,772
Current assets held for sale (Note 8)	15,761	0
Current assets associated with discontinued operations (Note 3)	23,751	41,275
Total current assets	542,566	511,958
Property, plant and equipment, net (Note 6)	822,279	790,922
Deferred income taxes (Note 16)	10,550	6,015
Intangible and other assets, net (Note 7)	76,980	57,344
Long-term assets held for sale (Note 8)	4,732	0
Long-term assets associated with discontinued operations (Note 3)	3,700	8,539
Total assets	1,460,807	1,374,778
Current liabilities:
Accounts payable, trade	148,744	75,701
Accrued liabilities (Note 10)	114,336	119,455
Deferred revenue	23,902	32,154
Billings on uncompleted contracts in excess of costs and estimated earnings (Note 5)	89,565	29,185
Current liabilities associated with discontinued operations (Note 3)	31,971	77,639
Total current liabilities	408,518	334,134
Long-term debt (Note 11)	368,472	348,970
Deferred income taxes (Note 16)	9,746	11,700
Long-term deferred revenue	92,485	98,964
Other long-term liabilities	20,272	16,986
Long-term liabilities associated with discontinued operations (Note 3)	6,528	7,253
Total liabilities	906,021	818,007
Commitments and contingencies (Note 22)
Stockholders’ equity:
Preferred stock, $0.01 par value per share; 50,000,000 shares authorized; zero issued	0	0
Common stock, $0.01 par value per share; 250,000,000 shares authorized; 36,193,930 and 35,641,113 shares issued, respectively	362	356
Additional paid-in capital	739,164	768,304
Accumulated deficit	(223,510)	(257,252)
Treasury stock — 453,178 and 202,430 common shares, at cost, respectively	(6,937)	(2,145)
Accumulated other comprehensive income	45,707	47,508
Total stockholders’ equity (Note 18)	554,786	556,771
Total liabilities and stockholders’ equity	$ 1,460,807	$ 1,374,778